Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2014
Registrant Name	dei_EntityRegistrantName	PSP Family of Funds
Central Index Key	dei_EntityCentralIndexKey	0001423047
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	cefex
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2015
Document Effective Date	dei_DocumentEffectiveDate	May 04, 2015
Prospectus Date	rr_ProspectusDate	May 04, 2015
PSP Multi-Manager Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the PSP Multi-Manager Fund (the “Fund”) is capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of the initial purchase of shares in the Fund)	rr_RedemptionFeeOverRedemption	(1.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	2.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest and Dividends on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses (includes Interest and Dividend Expenses on Securities Sold Short)	rr_OtherExpensesOverAssets	8.24%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	10.74%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.59%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.15%	[2]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 115% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	115.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until November 1, 2016. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

- 1 Year -	rr_ExpenseExampleYear01	318
- 3 Years -	rr_ExpenseExampleYear03	2,382
- 5 Years -	rr_ExpenseExampleYear05	4,216
- 10 Years -	rr_ExpenseExampleYear10	7,955
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund attempts to generate enhanced risk-adjusted returns by allocating its assets among a group of experienced managers who will serve as sub-advisers (“Sub-Advisers”) to the Fund and who will employ investment strategies that, in the opinion of the Adviser, are complementary (i.e., strategies that do not substantially conflict with one another and that are generally non-duplicative). The Adviser, in addition to being responsible for identifying and selecting Sub-Advisers and overseeing the portfolio construction process, may also (i) purchase securities for the Fund and (ii) implement options strategies in an effort to limit the Fund’s exposure to general market conditions or to manage market volatility.

Under normal market conditions, the Fund invests at least 50% of its net assets, plus any borrowings for investment purposes, in equity securities, including securities of small- and medium-sized issuers. The types of equity securities in which the Fund generally invests include common stocks, preferred stocks, rights, warrants, convertibles, partnership interests, other investment companies, including exchange-traded funds (“ETFs”), and American Depositary Receipts (“ADRs”) and other similar investments, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). The Fund may invest up to 50% of its net assets in securities purchased on foreign exchanges, which does not include ADRs, EDRs and GDRs.  There is no limitation on the Fund’s ability to invest in ADRs, EDRs and GDRs and therefore the Fund’s exposure to foreign securities may be greater than 50% of the Fund’s net assets. The Fund may invest up to 40% of its net assets (out of the 50% that may be invested in foreign securities) in foreign securities of issuers located in emerging markets. The Fund may also invest up to 40% of its net assets in fixed income securities, including sovereign debt, corporate bonds, exchange-traded notes (“ETNs”) and debt issued by the U.S. Government and its agencies. Such fixed income investments may include high-yield or “junk” bonds and generally range in maturity from 2 to 10 years. The Fund may invest up to 10% of its net assets in currencies and forward currency contracts. From time to time, the Fund may invest a significant portion of its assets in the securities of companies in the same sector of the market. The Fund may also invest up to 40% of its net assets in option transactions. These instruments may be used to enter a position in a more cost efficient manner rather than purchasing or selling an underlying security, or to modify or hedge the Fund’s exposure to a particular investment market related risk, as well as to manage the volatility of the Fund. The Fund may utilize leverage of no more than 30% of the Fund’s net assets, measured at the time the leverage is incurred, as part of the portfolio management process.

Sub-Advisers

The Adviser seeks to achieve the Fund’s investment objective by allocating its assets amongst a group of Sub-Advisers that, in addition to using traditional equity investment strategies, may use a combination of the following investment strategies:

Long/Short Equity: This strategy takes long and short positions in equity securities issued by companies across all market capitalizations, in both the U.S. and non-U.S. markets based on whether the Sub-Adviser believes the securities are likely to increase or decrease in value, respectively. The Fund takes a long position by purchasing a security. The Fund takes a short position by selling a security that it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. The equity securities in which this strategy may invest include common stock, convertible securities, preferred stock, partnership interests, options, warrants, depository receipts, real estate investment trusts, (“REITs”), master limited partnerships (“MLPs”) and ETFs. Some Sub-Advisers may focus on certain sectors of the market.

Event-Driven: These are a broad category of investment strategies based on announced or anticipated events or a series of events and on investing in the securities of companies that could be affected by the occurrence of such events. The types of event-driven strategies that the Fund may utilize, but not be limited to, are Merger (Risk) Arbitrage (this strategy consists primarily of making investments that the Sub-Adviser expects will benefit from the successful completion of a merger or acquisition), and Equity/Debt Restructurings Long/Short (This strategy involves examining companies for the prospect of a variety of potential restructurings. The Sub-Adviser takes either a long or a short position in equity or fixed income securities of companies that are undergoing or have recently completed a restructuring).

Macro: This strategy profits from changes in global economies, typically brought about by shifts in government policy that impact interest rates, in turn affecting currency, stock and bond markets, and market volatility generally.

Market Neutral: An investment strategy where an equal dollar amount of securities are held both long and short. The portfolio thereby theoretically maintains a neutral exposure to the market. If longs selected are undervalued and shorts overvalued, there should be net benefit. There are many variations on this basic structure: dollar neutral or equal dollars long and short; sector neutral with balanced sector weightings on both sides, and beta neutral.

Capital Structure Arbitrage: An investment strategy by going long one security in a company’s capital structure that is considered undervalued, while at the same time going short another security in that same company’s capital structure is overvalued in the hopes of this spread tightening.

Distressed: Distressed restructuring strategies that employ an investment process focused on corporate fixed income instruments, primarily on corporate credit instruments of companies trading at significant discounts to their value at issuance or obliged (par value) at maturity as a result of either formal bankruptcy proceeding or financial market perception of near term proceedings.

The Adviser has broad discretion to determine the allocation of the Fund’s assets among the various Sub-Advisers, in addition to assets the Adviser may manage directly. Accordingly, the percentage of the Fund’s assets managed by a Sub-Adviser will vary, and there may be times when a Sub-Adviser has no allocation. In selecting and weighting investment allocations, the Adviser seeks to allocate Fund assets to Sub-Advisers that, based on their investment styles and historical performance, have the potential, in the opinion of the Adviser, to perform independently of each other and achieve positive risk-adjusted returns in various market cycles. The degree of correlation of any given investment strategy of a Sub-Adviser will, with other investment strategies and the market as a whole, vary as a result of market conditions and other factors, and some Sub-Advisers will have a greater degree of correlation with each other and with the market than others.

The Sub-Advisers invest in the securities described above based upon their belief that the securities have appreciation potential. Each Sub-Adviser has complete discretion to invest its portion of the Fund’s assets as it deems appropriate, based on its particular philosophy, style, strategies and views. While each Sub-Adviser is subject to the oversight of the Adviser, the Adviser does not attempt to coordinate or manage the day-to-day investments of the Sub-Advisers.

The Adviser regularly monitors and evaluates the performance of the Sub-Advisers, including their compliance with the investment objective, policies and restrictions of the Fund, and implements procedures to ensure that the Sub-Advisers comply with the Fund’s investment objectives, policies and restrictions.

The Fund sells (or closes a position in) a security when an adviser determines that a particular security has achieved its investment expectations or the reasons for maintaining that position are no longer valid, including: (1) if the adviser’s view of the business fundamentals or management of the underlying company changes; (2) if a more attractive investment opportunity is found; (3) if general market conditions trigger a change in the adviser’s assessment criteria; or (4) for other portfolio management reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

Market Risk. The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

Management Risk; Allocation Risk. The skill of the Adviser and Sub-Advisers will play a significant role in the Fund’s ability to achieve its investment objective.  The Fund’s ability to achieve its investment objective depends on the investment skill and ability of the Adviser and Sub-Advisers and on their ability to correctly identify economic trends, and on the ability of the Adviser to allocate the Fund’s assets among itself and the Fund’s Sub-Advisers.

Sub-Adviser Management Risk. Because portions of the Fund’s assets are managed by different Sub-Advisers using different styles, the Fund could experience overlapping security transactions. Certain Sub-Advisers may be purchasing securities at the same time other Sub-Advisers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style.

Depositary Receipt Risk. The Fund’s equity investments may take the form of depositary receipts. Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. Fund investments in depositary receipts, which include ADRs, GDRs and EDRs, are not deemed to be investments in foreign securities for purposes of the Fund’s investment strategy.

Foreign and Emerging Market Securities Risk. Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Those risks are increased for investments in emerging markets.

Currency Risk. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Small and Medium Companies Risk. Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

Risks Related to Options. The Fund’s use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. By using options, the Fund is subject to the risk of counterparty default, as well as the potential for unlimited loss.

ETF and Mutual Fund Risk. When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. Inverse ETFs are subject to the risk that their performance will fall as the value of their benchmark indices rises. The Fund also will incur brokerage costs when it purchases ETFs.

Fixed Income Securities Risk. Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Fund. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

High-Yield Securities Risk. Fixed income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of these securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

Exchange-Traded Note Risk. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index.  In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

Leverage Risk. Leverage is the practice of borrowing money to purchase securities. If the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage. In addition, use of leverage can magnify the effects of changes in the value of a securities portfolio and thus make it more volatile.

Short Sale Risk. A short sale is the sale by the Fund of a security that it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

Event-Driven Trading Risk. Event-driven trading involves the risk that the special situation may not occur as anticipated and that this has a negative impact upon the market price of a stock.

Sector Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) would increase the Fund’s transaction costs (including brokerage commissions and dealer costs), and could adversely impact the Fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if the Fund had lower portfolio turnover.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting the Fund’s website at www.pspfamilyoffunds.com or by calling the Fund at 855-318-2804.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-318-2804
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pspfamilyoffunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Annual Return 2009	rr_AnnualReturn2009	(4.41%)
Annual Return 2010	rr_AnnualReturn2010	15.20%
Annual Return 2011	rr_AnnualReturn2011	(5.07%)
Annual Return 2012	rr_AnnualReturn2012	1.18%
Annual Return 2013	rr_AnnualReturn2013	5.31%
Annual Return 2014	rr_AnnualReturn2014	1.61%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns During This Time Period Highest 6.87% (quarter ended March 31, 2010) Lowest -8.81% (quarter ended September 30, 2011) Year to Date 5.36% (quarter ended March 31, 2015)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.81%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the Period Ended December 31, 2014)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

1. Effective August 25, 2014, the Fund changed its investment strategy to a manager of managers strategy. Prior to that date, the Fund was known as the Congressional Effect Fund, and was managed with a strategy that sought to minimize the effects of the U.S. Congress on domestic financial markets.

2. The Fund commenced operations on May 23, 2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan.

PSP Multi-Manager Fund | Investor Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.61%
5 Years	rr_AverageAnnualReturnYear05	3.44%
Since Inception	rr_AverageAnnualReturnSinceInception	1.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 2008
PSP Multi-Manager Fund | After Taxes on Distributions | Investor Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.61%
5 Years	rr_AverageAnnualReturnYear05	3.16%
Since Inception	rr_AverageAnnualReturnSinceInception	1.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 2008
PSP Multi-Manager Fund | After Taxes on Distributions and Sales | Investor Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.91%
5 Years	rr_AverageAnnualReturnYear05	2.80%
Since Inception	rr_AverageAnnualReturnSinceInception	1.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 2008
PSP Multi-Manager Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.69%
5 Years	rr_AverageAnnualReturnYear05	15.46%
Since Inception	rr_AverageAnnualReturnSinceInception	8.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 2008

[1]	Expense information has been restated to reflect current fees.
[2]	Pulteney Street Capital Management, LLC (the "Adviser") has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest on borrowings and interest and dividends on securities sold short, taxes, brokerage fees and commissions, 12b-1 fees, Acquired Fund Fees and Expenses, and extraordinary expenses) to not more than 2.64%. Subject to approval by the Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 2.64% expense limitation for the year repayment is requested. The current contractual agreement cannot be terminated prior to November 1, 2016 without the Board of Trustees' approval.